SCHEDULE OF RESTATEMENT OF BALANCE SHEETS (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash								$ 497,259
Prepaid Expenses	36,775			81,223				600,493
Total Current Assets	61,809			81,223				1,097,752
Total Assets	6,663,166			19,982,392				300,182,005
Current Liabilities:
Other Current Liabilities	328,939			238,939				122,689
Total Current Liabilities	6,572,881			403,328				303,323
Long-Term Liabilities:
Total Liabilities	6,572,881			403,328				11,115,823
Stockholders Equity:
Additional paid-in-capital	8,863,852			10,964,930
Accumulated Deficit	(15,375,643)			(11,287,754)				(9,938,620)
Total Equity	(6,511,072)	$ (5,897,307)	$ (2,567,806)	(322,105)	$ (62,954)	$ 261,788	$ (10,262,466)	(9,937,901)	$ (475)
TOTAL LIABILITIES AND EQUITY	6,663,166			19,982,392				300,182,005
Aspire Biopharma Inc [Member]
Current Assets:
Cash	16,541			11,174				38
Prepaid Expenses	167,500			35,000				22,500
Total Current Assets	184,041			46,174				22,538
Intangible Assets, net
Total Assets	184,041			46,174				22,538
Current Liabilities:
Accounts Payable	129,390			172,773				122,734
Short-term loans from shareholders	853,113			360,636				27,967
Other Current Liabilities	3,126			626				626
Total Current Liabilities	985,629			534,035				151,327
Long-Term Liabilities:
Contingent Liability (SEC)
Total Long-Term Liabilities
Total Liabilities	985,629			534,035				151,327
Stockholders Equity:
Common stock	221,661			221,500				221,500
Additional paid-in-capital	1,015,484			758,000				758,000
Accumulated Deficit	(2,038,733)			(1,467,361)				(1,108,290)
Total Equity	(801,588)			(487,861)				(128,790)	$ 468,327	$ (47,000)
TOTAL LIABILITIES AND EQUITY	$ 184,041			$ 46,174				$ 22,538
Common shares, par value	$ 0.01			$ 0.01				$ 0.01
Previously Reported [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash	$ 16,541			$ 11,174				$ 38
Prepaid Expenses	167,500			35,000				22,500
Total Current Assets	184,041			46,174				22,538
Intangible Assets, net	5,028,087			4,971,007				4,895,106
Total Assets	5,212,128			5,017,181				4,917,644
Current Liabilities:
Accounts Payable	129,390			172,773				122,734
Short-term loans from shareholders	853,113			360,636				27,967
Other Current Liabilities	178,661			119,081				43,180
Total Current Liabilities	1,161,163			652,490				193,881
Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552			3,852,552				3,852,552
Total Long-Term Liabilities	3,852,552			3,852,552				3,852,552
Total Liabilities	5,013,716			4,505,042				4,046,433
Stockholders Equity:
Common stock	221,661			221,500				221,500
Additional paid-in-capital	2,015,484			1,758,000				1,758,000
Accumulated Deficit	(2,038,733)			(1,467,361)				(1,108,290)
Total Equity	198,412			512,139				871,210
TOTAL LIABILITIES AND EQUITY	$ 5,212,128			$ 5,017,181				$ 4,917,644
Common shares, par value	$ 0.01			$ 0.01				$ 0.01
Revision of Prior Period, Reclassification, Adjustment [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash
Prepaid Expenses
Total Current Assets
Intangible Assets, net	(5,028,087)			(4,971,007)				(4,895,106)
Total Assets	(5,028,087)			(4,971,007)				(4,895,106)
Current Liabilities:
Accounts Payable
Short-term loans from shareholders
Other Current Liabilities	(175,535)			(118,455)				(42,554)
Total Current Liabilities	(175,535)			(118,455)				(42,554)
Long-Term Liabilities:
Contingent Liability (SEC)	(3,852,552)			(3,852,552)				(3,852,552)
Total Long-Term Liabilities	(3,852,552)			(3,852,552)				(3,852,552)
Total Liabilities	(4,028,087)			(3,971,007)				(3,895,106)
Stockholders Equity:
Common stock
Additional paid-in-capital	(1,000,000)			(1,000,000)				(1,000,000)
Accumulated Deficit
Total Equity	(1,000,000)			(1,000,000)				(1,000,000)
TOTAL LIABILITIES AND EQUITY	$ (5,028,087)			$ (4,971,007)				$ (4,895,106)
Common shares, par value	$ 0.01			$ 0.01				$ 0.01